Equity (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The valuation of the stock price and warrants is based upon preliminary valuations and are subject to adjustments to reflect final valuations.

At July 20, 2016	Affiliate	Non-Affiliates
Merger Shares
Current stock price	$7.66	$9.01
12.50 Merger Warrants
Current stock price	$7.66	$9.01
Exercise price	12.50	12.50
Risk-free rate	1.27%	1.27%
Expected term (in years)	7.00	7.00
Expected volatility	20%	20%
Expected dividend yield	0.00%	0.00%
$11.50 Merger Warrants
Current stock price	$7.66	$9.01
Exercise price	11.50	11.50
Risk-free rate	1.15%	1.15%
Expected term (in years)	5.00	5.00
Expected volatility	20%	20%
Expected dividend yield	0.00%	0.00%